EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT (Details Narrative)									1 Months Ended	9 Months Ended
	Jan. 04, 2025 USD ($)	Nov. 04, 2024 USD ($)	Jul. 01, 2024 USD ($)	Apr. 04, 2024 USD ($)	Feb. 20, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 28, 2023 USD ($)	Sep. 27, 2023 USD ($)	Jan. 04, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 04, 2024 USD ($)	Aug. 19, 2024 USD ($)	Mar. 31, 2024 HKD ($)
Subsequent Event [Line Items]
Payments for deposits													$ 500,000
Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Payments for deposits							$ 55,000
Payments for deposits	$ 55,000		$ 110,000	$ 165,000	$ 55,000	$ 165,000	$ 55,000	$ 690,000		$ 165,000
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Payments for deposits			105,000	$ 55,000		$ 165,000
Payments for deposits		$ 165,000	$ 110,000
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Extension fund											$ 165,000
Extension fee									$ 55,000
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Business combination, transaction costs financing												$ 9,000,000